SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 96.4%	Value
	Advertising: 50.7%
9,621	AcuityAds Holdings Inc.	$15,298
480	Alphabet Inc.*	49,791
360	Baidu Inc.*	54,331
4,000	CyberAgent Inc.	33,593
1,416	Digital Turbine Inc.	17,502
248	Meta Platforms *	52,561
1,768	Future PLC	25,277
3,032	Magnite Inc.*	28,076
2,616	Perion Network Ltd.	103,541
2,040	PubMatic Inc.	28,193
328	Roku Inc.*	21,589
696	TechTarget Inc.*	25,140
800	Trade Desk Inc/The*	48,728
3,882	Tremor International Ltd.*	20,361
1,800	ValueCommerce Co., Ltd.*	23,048
1,280	Yandex NV*	13
12,600	Z Holdings Corp.	35,380
		582,422

	Ecommerce: 4.3%
480	Amazon.com Inc.	49,579

	Enterprise Software/Services: 3.1%
208	Atlassian Corp PLC*	35,603

	Internet Content: 4.3%
1,000	Tencent Holdings Ltd.	49,147

	Marketing Technology: 34.0%
136	Adobe Inc.	52,410
2,000	Criteo SA	63,010
128	HubSpot Inc.*	54,880
1,144	LiveRamp Holdings Inc.	25,088
3,008	Next Fifteen Communication Group PLC	31,094
632	Pegasystems Inc.	30,639
9,824	S4 Capital PLC*	19,705
304	salesforce.com Inc.*	60,733
49,000	Weimob Inc.	30,337
888	ZoomInfo Technologies Inc.*	21,943
		389,839

	Total Common Stocks (Cost $1,989,406)	1,106,590

	Total Investments (Cost $1,989,406) - 96.4%	1,106,590
	Other Assets in Excess of Liabilities - 3.6%	41,725
	Total Net Assets - 100.0%	$1,148,315

*	Non-income producing security.

PLC - Public Limited Company